Related Party Transactions - Schedule of Related Party Transactions (Details) $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended
	Apr. 30, 2019	Sep. 30, 2018	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)
Related Party Transaction [Line Items]
Voyage revenues			$ 153,060	$ 122,315	$ 302,804	$ 237,621
Vessel operating expenses (ii)(vi)			27,457	33,219	53,558	61,186
Time-charter hire expense (iii)			3,080	0	8,671	0
General and administrative expenses			5,667	7,846	12,299	14,917
Deferred and Capitalized Expenses | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses			0	600	200	600
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues			4,507	1,523	5,531	9,667
Vessel operating expenses (ii)(vi)			2,452	5,387	5,267	9,922
Time-charter hire expense (iii)			3,080	0	8,671	0
General and administrative expenses			4,170	4,291	8,324	8,255
Affiliated Entity [Member] | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses			0	210	245	395
Teekay Corporation [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties			2,500		$ 2,500
Parent Company [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Lessor, Operating Lease, Term of Contract					10 years
Asset under Construction [Member] | Affiliated Entity [Member] | Pan Union Joint Venture [Member]
Related Party Transaction [Line Items]
Number Of Vessels | vessel					4
Teekay Marine Solutions (Bermuda) Ltd. [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Vessel operating expenses (ii)(vi)			1,000	100	$ 2,000	200
Bahrain LNG Joint Venture | Affiliated Entity [Member]
Related Party Transaction [Line Items]
Voyage revenues			$ 2,000	$ 100	$ 3,000	$ 200
Magellan Spirit [Member] | Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Lessor, Operating Lease, Term of Contract		2 years
Lessee, Operating Lease, Term of Contract	21 months